                                                                                                August 2, 2013

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C.  20549

            Re:       Dreyfus/Laurel Funds Trust (the “Registrant”)

-          Dreyfus Equity Income Fund

-          Dreyfus Emerging Markets Debt Local Currency Fund

                        File No.  811-524

Gentlemen,

            Transmitted for filing is Form N-CSR for the above-referenced series of the Registrant for the fiscal year ended May 31, 2013.

            Please direct any questions or comments to the attention of the undersigned at (212) 922-7192.

                                                                                                Very truly yours,

                                                                                                /s/ Dara Wachsman

                                                                                                Dara Wachsman,

                                                                                                Paralegal

DW/

Enclosures